SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short Term Bank Deposits Bear Interest Average Rate	0.28%	0.97%
Restricted Short Term Deposits	$ 5,100	$ 5,910
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	26,686	64,312	48,491
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 10.64	$ 8.55	$ 6.63
Severance Cost	$ 2,373	$ 3,078	$ 2,324
Defined Contribution Plan, Description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $19.5 during the years ended December 31, 2021 and 2020, plus a catch-up contribution of $6.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay.
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 431	386	318
Advertising Expense	582	371	669
Other Receivables And Prepaid Expenses [Member]
Contract with Customer, Asset, Net	635	665
Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 570	388	$ 1,323
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
SEC Schedule, 12-09, Reserve, Warranty [Member]
Valuation Allowances and Reserves, Balance	$ 187	253
Allowance For Sales Return [Member]
Provision for Sales Return	$ 3,509	$ 2,962